Finance income, net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Financial Instruments [Abstract]
Interest on acquisition related consideration	$ 11	$ 10
Interest on lease obligations	20	41
Interest income	(679)	(596)
Finance income, net	$ (648)	$ (545)